Business Acquisitions - Summary of Fair Values of Assets and Liabilities Acquired (Detail) - USD ($) $ in Thousands		1 Months Ended
	Jul. 17, 2015	Jun. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net assets acquired:
Goodwill			$ 37,691	$ 37,552	$ 37,996	$ 4,586
CDE
Consideration:
Stock issued (1,538,464 shares at $7.50)	$ 14,861
Purchase price	14,861
Net assets acquired:
Cash	1,699
Investment	144
Accounts receivable	107
Inventories	166
Other assets	449
Property and equipment	1,803
Accounts payable and other accruals	(1,671)
Mortgage liability	(1,099)
Total identifiable net assets	3,482
Goodwill	11,379
Total purchase price allocation	14,861
CDE | In Process Research and Development
Net assets acquired:
Intangible assets	$ 1,884
Polymed
Consideration:
Cash		$ 9,285
Debt repaid		2,234
Promissory notes		3,275
Stock issued (1,538,464 shares at $7.50)		11,538
Contingent consideration		4,488
Purchase price		30,820
Net assets acquired:
Cash		443
Accounts receivable		4,527
Inventories		3,876
Other assets		199
Property and equipment		1,011
Accounts payable and other accruals		(5,718)
Deferred income tax liability		(987)
Customer deposits		(40)
Total identifiable net assets		8,616
Goodwill		22,204	$ 21,814	$ 21,592	$ 22,031
Total purchase price allocation		30,820
Polymed | Customer Lists
Net assets acquired:
Intangible assets		1,593
Polymed | Technology
Net assets acquired:
Intangible assets		$ 3,712